Short-term loans (Tables)	12 Months Ended
Dec. 31, 2025
Short-term loans
Schedule of the components of the outstanding short-term loans

	As of December 31,
	2024	2025
	RMB	RMB
RMB denominated (Note a)	2,397,000	4,446,000
US$ denominated (Note b)	—	1,398,620
EUR denominated (Note c)	2,629	—
Total	2,399,629	5,844,620

Notes:

(a)

During the year ended December 31, 2024, the Group repaid the outstanding short-term loan balances under the facilities as of December 31, 2023 and the letter of guarantee for procurement amounted RMB540.5 million was expired. The Group entered into various new RMB denominated revolving credit facilities for a total credit of up to RMB12.93 billion, in which RMB720.0 million was drawn down and outstanding as short-term loans and RMB1.68 billion was drawn down and outstanding under factoring arrangement as of December 31, 2024, with fixed interest rate ranging from 1.25% to 1.80% per annum, and RMB652.1 million was utilized for issuing letter of guarantee for procurement.

During the year ended December 31, 2025, the Group repaid the outstanding short-term loan balances under the facilities as of December 31, 2024 and the letter of guarantee for procurement amounted RMB611.3 million was expired. The Group entered into various new RMB denominated revolving credit facilities for a total credit of up to RMB21.10 billion, in which RMB294.0 million was drawn down and outstanding as short-term loans and RMB3.00 billion was drawn down and outstanding under factoring arrangement as of December 31, 2025, with fixed interest rate ranging from 0.76% to 1.32% per annum, RMB634.5 million was utilized for issuing letter of guarantee for procurement and RMB101.5 million was utilized as security deposits for short-term investments.

(b)

During the year ended December 31, 2024, the Group amended the facilities for a total credit of up to US$245.5 million (approximately RMB1.79 billion) in which HKD2.0 million and MYR0.3 million (approximately RMB2.4 million or US$0.3 million) was utilized for issuing letter of guarantee for procurement as of December 31, 2024.

During the year ended December 31, 2025, the letters of guarantee for procurement was expired and the Group entered into various new US$ denominated credit facilities for a total credit of up to US$748.5 million (approximately RMB5.23 billion). Among these credit facilities, US$300.0 million (approximately RMB2.10 billion) was utilized and outstanding as short-term loans and EUR0.2 million (approximately RMB1.3 million and US$0.2 million) was utilized for issuing letter of guarantee by the Company as of December 31, 2025. Among the US$300.0 million short-term loans, US$200.0 million (approximately RMB1.40 billion) was US$ denominated and the rest of the short-term loans were RMB denominated.

(c)

During the year ended December 31, 2024, the Group repaid the outstanding short-term loan balances as of December 31, 2023. During the year ending 2024, EUR0.3 million (approximately RMB2.6 million) was drawn down and outstanding as of December 31, 2024, with fixed interest rate of 0.02% per day, and RMB43.3 million was utilized for issuing letter of guarantee for procurement.

During the year ended December 31, 2025, the Group repaid the outstanding short-term loan balances as of December 31, 2024 and the letter of guarantee for procurement amounted RMB38.3 million was expired. As of December 31, 2025, RMB63.9 million was utilized for issuing letter of guarantee for procurement.